INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of Held-To-Maturity and Available-For-Sale Investment Securities
The following is table a summary of HTM and AFS investment securities as of December 31, 2025:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$99	$0	$(4)	$95
Securities of U.S. government agencies and corporations	0	0	0	0	0	0	0	0
Mortgage-backed securities - residential	0	0	0	0	1,607,916	11,265	(69,767)	1,549,414
Mortgage-backed securities - commercial	27,373	0	(3,392)	23,981	394,129	1,212	(13,741)	381,600
Collateralized mortgage obligations	6,088	0	(499)	5,589	741,819	3,765	(36,347)	709,237
Obligations of state and other political subdivisions	8,334	60	(179)	8,215	706,668	931	(89,509)	618,090
Asset-backed securities	0	0	0	0	568,366	1,817	(13,639)	556,544
Other securities	16,750	0	(201)	16,549	163,078	1,063	(7,189)	156,952
Total	$58,545	$60	$(4,271)	$54,334	$4,182,075	$20,053	$(230,196)	$3,971,932
The following is a summary of HTM and AFS investment securities as of December 31, 2024:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$99	$0	$(9)	$90
Securities of U.S. government agencies and corporations	0	0	0	0	83,224	0	(11,546)	71,678
Mortgage-backed securities - residential	0	0	0	0	1,102,242	508	(104,208)	998,542
Mortgage-backed securities - commercial	30,444	0	(4,454)	25,990	382,727	26	(25,381)	357,372
Collateralized mortgage obligations	7,007	0	(788)	6,219	620,315	1,449	(52,599)	569,165
Obligations of state and other political subdivisions	8,259	42	(339)	7,962	630,813	357	(109,904)	521,266
Asset-backed securities	0	0	0	0	555,484	998	(22,379)	534,103
Other securities	31,250	0	(2,432)	28,818	137,748	120	(6,308)	131,560
Total	$76,960	$42	$(8,013)	$68,989	$3,512,652	$3,458	$(332,334)	$3,183,776

Summary of Investment Securities by Estimated Maturity
The following table provides a summary of investment securities by contractual maturity as of December 31, 2025, except for residential and commercial mortgage-backed securities, collateralized mortgage obligations and asset-backed securities, which are shown as single totals due to the unpredictability of the timing in principal repayments:

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$720	$720	$26,972	$25,868
Due after one year through five years	21,972	21,864	103,662	91,375
Due after five years through ten years	1,000	963	186,476	165,066
Due after ten years	1,392	1,217	552,735	492,828
Mortgage-backed securities - residential	0	0	1,607,916	1,549,414
Mortgage-backed securities - commercial	27,373	23,981	394,129	381,600
Collateralized mortgage obligations	6,088	5,589	741,819	709,237
Asset-backed securities	0	0	568,366	556,544
Total	$58,545	$54,334	$4,182,075	$3,971,932

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The following tables provide the fair value and gross unrealized losses on AFS investment securities in an unrealized loss position for which no ACL was recorded, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2025
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$95	$(4)	$95	$(4)
Securities of U.S. government agencies and corporations	0	0	0	0	0	0
Mortgage-backed securities - residential	277,394	(1,349)	536,694	(68,418)	814,088	(69,767)
Mortgage-backed securities - commercial	39,084	(108)	166,649	(13,633)	205,733	(13,741)
Collateralized mortgage obligations	56,942	(130)	286,606	(36,217)	343,548	(36,347)
Obligations of state and other political subdivisions	71,825	(511)	466,766	(88,998)	538,591	(89,509)
Asset-backed securities	70,967	(48)	54,351	(13,591)	125,318	(13,639)
Other securities	7,321	(54)	76,141	(7,135)	83,462	(7,189)
Total	$523,533	$(2,200)	$1,587,302	$(227,996)	$2,110,835	$(230,196)

	December 31, 2024
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$90	$(9)	$90	$(9)
Securities of U.S. Government agencies and corporations	0	0	71,678	(11,546)	71,678	(11,546)
Mortgage-backed securities - residential	417,516	(9,130)	503,321	(95,078)	920,837	(104,208)
Mortgage-backed securities - commercial	26,516	(67)	286,589	(25,314)	313,105	(25,381)
Collateralized mortgage obligations	120,670	(1,776)	296,813	(50,823)	417,483	(52,599)
Obligations of state and other political subdivisions	19,636	(351)	478,083	(109,553)	497,719	(109,904)
Asset-backed securities	26,389	(189)	159,135	(22,190)	185,524	(22,379)
Other securities	9,988	(12)	115,452	(6,296)	125,440	(6,308)
Total	$620,715	$(11,525)	$1,911,161	$(320,809)	$2,531,876	$(332,334)
The following tables provide the fair value and gross unrealized losses on HTM investment securities in an unrealized loss position for which no ACL was recorded, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2025
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrecognized loss	Fair value	Unrecognized loss	Fair value	Unrecognized loss
U.S. Treasuries	$0	$0	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	0	0
Mortgage-backed securities - residential	0	0	0	0	0	0
Mortgage-backed securities - commercial	0	0	23,981	(3,392)	23,981	(3,392)
Collateralized mortgage obligations	0	0	5,589	(499)	5,589	(499)
Obligations of state and other political subdivisions	2,273	(4)	1,217	(175)	3,490	(179)
Asset-backed securities	0	0	0	0	0	0
Other securities	0	0	16,549	(201)	16,549	(201)
Total	$2,273	$(4)	$47,336	$(4,267)	$49,609	$(4,271)

	December 31, 2024
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrecognized loss	Fair value	Unrecognized loss	Fair value	Unrecognized loss
U.S. Treasuries	$0	$0	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	0	0
Mortgage-backed securities - residential	0	0	0	0	0	0
Mortgage-backed securities - commercial	0	0	25,990	(4,454)	25,990	(4,454)
Collateralized mortgage obligations	0	0	6,219	(788)	6,219	(788)
Obligations of state and other political subdivisions	3,111	(33)	2,288	(306)	5,399	(339)
Asset-backed securities	0	0	0	0	0	0
Other securities	0	0	28,818	(2,432)	28,818	(2,432)
Total	$3,111	$(33)	$63,315	$(7,980)	$66,426	$(8,013)